Schedule of investments
Macquarie Tax-Free California Fund	May 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.26%
Education Revenue Bonds — 20.87%
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	1,500,000	$ 1,240,440
California Educational Facilities Authority Revenue
(Stanford University)
Series V-1 5.00% 5/1/49	5,995,000	6,453,798
Series V-2 2.25% 4/1/51	1,130,000	700,498
Series V-2 5.00% 4/1/51	500,000	538,255
California Enterprise Development Authority Revenue
(Curtis School Foundation Project)
4.00% 6/1/49	1,000,000	876,750
4.00% 6/1/53	1,000,000	862,270
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	1,395,000	1,303,362
(Real Journey Academies – Obligated Group) Series A 144A 5.00% 6/1/64 #	1,000,000	894,690
California Infrastructure & Economic Development Bank Revenue
144A 5.25% 7/1/64 #	1,000,000	903,450
(UCSF Clinical and Life Science) 5.25% 5/15/59	2,000,000	2,082,800
California Municipal Finance Authority Revenue
(Ascent 613 Project) Series A 144A 5.50% 1/1/60 #	1,000,000	940,750
(Bella Mente Montessori Academy Project) Series A 144A 5.00% 6/1/48 #	500,000	467,520
(Biola University) 5.00% 10/1/39	1,000,000	1,007,860
(California Baptist University)
Series A 144A 5.00% 11/1/46 #	500,000	464,275
Series A 144A 5.375% 11/1/40 #	1,000,000	1,000,080
Series A 144A 5.375% 11/1/45 #	775,000	779,913
Series A 144A 5.625% 11/1/54 #	500,000	502,805
(CHF - Davis I, LLC - West Village Student Housing Project)
4.00% 5/15/48 (BAM)	300,000	264,876
5.00% 5/15/48	1,000,000	970,590
(Emerson College) Series B 5.00% 1/1/33	1,040,000	1,065,282
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	850,000	762,510
NQ- V6 [0525] 0725 (4640150)    1

Schedule of investments
Macquarie Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/46 #	670,000	$ 603,496
Series A 144A 5.00% 7/1/49 #	300,000	269,142
(Southwestern Law School) 4.00% 11/1/41	575,000	502,217
(The Creative Center of Los Altos Project - Pinewood School and Oakwood School) Series B 144A 4.50% 11/1/46 #	500,000	436,645
(Westside Neighborhood School Project) 144A 6.20% 6/15/54 #	1,650,000	1,715,191
California School Finance Authority Revenue
Series A 144A 6.00% 6/1/63 #	500,000	480,990
(Aspire Public Schools-Obligated Group)
144A 5.00% 8/1/41 #	225,000	215,089
Series A 144A 5.00% 8/1/45 #	715,000	663,928
(Camino Nuevo Charter Academy - Obligated Group) Series A 144A 5.25% 6/1/53 #	1,000,000	952,110
(Classical Academies Project) Series A 144A 5.00% 10/1/50 #	250,000	231,720
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/42 #	500,000	490,000
(Envision Education - Obligated Group) Series A 144A 5.00% 6/1/64 #	1,000,000	860,100
(Escuela Popular Project) 144A 6.50% 7/1/50 #	345,000	346,746
(Fortune School of Education Obligated Group) Series A 144A 5.125% 6/1/64 #	1,500,000	1,337,175
(Granada Hills Charter Obligated Group) 144A 5.00% 7/1/49 #	1,250,000	1,211,625
(Green Dot Public Schools California Projects)
Series A 144A 5.00% 8/1/35 #	1,000,000	1,000,650
Series A 144A 5.00% 8/1/48 #	1,050,000	1,008,031
(Grimmway Schools - Obligated Group)
Series A 144A 5.00% 7/1/36 #	500,000	500,890
Series A 144A 5.25% 7/1/51 #	840,000	809,138
(Harbor Springs Obligated Group) Series A 144A 5.625% 7/1/63 #	700,000	702,877
(Hawking Steam Charter School Project) Series A 144A 5.50% 7/1/62 #	775,000	757,764
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	575,000	574,966
2    NQ- V6 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(Integrity Charter School Project) 144A 5.60% 7/1/64 #	1,000,000	$ 919,800
(John Adams Academies - Obligated Group) Series A 144A 5.00% 7/1/52 #	1,000,000	896,390
(Mangolia Public Schools-Obligated Group) Series A 144A 5.00% 7/1/55 #	2,700,000	2,538,837
(Partnerships To Uplift Communities Project)
144A 5.25% 8/1/38 #	500,000	506,150
144A 5.50% 8/1/47 #	525,000	530,434
(Stem Preparatory Schools - Obligated Group)
Series A 144A 5.00% 6/1/43 #	280,000	272,434
Series A 144A 5.125% 6/1/53 #	500,000	476,770
Series A 144A 5.375% 5/1/63 #	1,000,000	968,770
(Sycamore Creek Community Charter School Project) Series A 144A 6.75% 6/1/64 #	500,000	476,125
California State University Systemwide Revenue
Series A 3.00% 11/1/52	6,650,000	4,603,529
Regents of the University of California General Revenue
Series BK 5.00% 5/15/52	2,000,000	2,048,440
Series BS 5.00% 5/15/44	2,000,000	2,100,000
Series CC 5.00% 5/15/47	3,660,000	3,812,439
Regents of the University of California Limited Project Revenue
Series Q 3.00% 5/15/51	1,000,000	713,620
		60,617,002
Electric Revenue Bonds — 5.27%
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/41	970,000	994,522
Los Angeles, California Department of Water & Power Revenue
Series A 5.00% 7/1/50	3,500,000	3,494,925
(Power System)
Series C 5.00% 7/1/42	2,665,000	2,739,273
Series C 5.00% 7/1/44	2,300,000	2,339,997
Series D 5.00% 7/1/26	2,000,000	2,029,320
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	192,062
Series A 5.05% 7/1/42 ‡	70,000	38,413
Series A 6.75% 7/1/36 ‡	185,000	101,519
NQ- V6 [0525] 0725 (4640150)    3

Schedule of investments
Macquarie Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series AAA 5.25% 7/1/25 ‡	40,000	$ 21,950
Series CCC 5.25% 7/1/27 ‡	325,000	178,344
Series TT 5.00% 7/1/32 ‡	340,000	186,575
Series TT 5.00% 7/1/37 ‡	1,165,000	639,294
Series WW 5.00% 7/1/28 ‡	470,000	257,912
Series WW 5.25% 7/1/33 ‡	335,000	183,831
Series WW 5.50% 7/1/38 ‡	730,000	400,587
Series XX 4.75% 7/1/26 ‡	45,000	24,694
Series XX 5.25% 7/1/40 ‡	230,000	126,212
Series XX 5.75% 7/1/36 ‡	150,000	82,313
Series ZZ 4.75% 7/1/27 ‡	35,000	19,206
Series ZZ 5.25% 7/1/24 ‡	55,000	30,044
Southern California Public Power Authority Revenue
(Southern Transmission System Renewal Project) 5.00% 7/1/53	1,250,000	1,240,550
		15,321,543
Healthcare Revenue Bonds — 13.95%
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	2,900,000	2,029,304
Series A 3.00% 8/15/51 (BAM)	1,910,000	1,358,354
(Children's Hospital Los Angeles) Series A 5.00% 8/15/47	500,000	480,745
(CommonSpirit Health)
Series A 4.00% 4/1/45	1,280,000	1,156,365
Series A 4.00% 4/1/49	3,425,000	2,920,634
Series A 5.00% 12/1/54	2,500,000	2,506,675
(Episcopal Communities & Services)
Series B 5.25% 11/15/53	1,400,000	1,389,654
Series B 5.25% 11/15/58	1,000,000	983,950
(Kaiser Permanente)
Subordinate Series A-2 4.00% 11/1/44	2,000,000	1,791,300
Subseries A-2 5.00% 11/1/47	2,500,000	2,665,550
(Lucile Salter Packard Children's Hospital At Stanford) Series A 4.00% 5/15/51	2,000,000	1,725,280
California Infrastructure & Economic Development Bank Revenue
(Adventist Health Energy Projects)
Series A 5.25% 7/1/49	2,350,000	2,354,066
Series A 5.25% 7/1/54	1,500,000	1,484,010
4    NQ- V6 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	950,000	$ 937,850
(Eisenhower Medical Center)
Series B 5.00% 7/1/37	250,000	249,685
Series B 5.00% 7/1/42	250,000	245,693
(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	540,683
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	460,060
(Palomar Health Certificates) Series A 5.25% 11/1/52 (AG)	500,000	504,595
California Municipal Finance Authority Senior Living Revenue
(Mt. San Antonio Gardens Project)
Series A 4.00% 11/15/52	750,000	563,655
Series A 4.00% 11/15/56	1,075,000	787,599
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds)
Series A 144A 5.00% 11/15/46 #	1,000,000	907,410
Series A 144A 5.00% 11/15/51 #	500,000	436,375
Series A 144A 5.00% 11/15/56 #	640,000	549,651
California Statewide Communities Development Authority Revenue
(Adventist Health System/West) Series A 4.00% 3/1/48	1,000,000	828,700
(Emanate Health) Series A 4.00% 4/1/45	500,000	441,710
(Enloe Medical Center) Series A 5.25% 8/15/52 (AG)	4,000,000	4,059,840
(Front Porch Communities and Services) 4.00% 4/1/51	1,000,000	821,110
(John Muir Health) Series A 5.25% 12/1/54	3,195,000	3,273,533
(Marin General Hospital - Green Bonds) Series A 4.00% 8/1/45	500,000	418,690
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
5.00% 7/1/30	445,000	464,433
5.00% 7/1/32	900,000	940,185
NQ- V6 [0525] 0725 (4640150)    5

Schedule of investments
Macquarie Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Washington Township, California Health Care District Revenue
Series A 3.75% 7/1/31	255,000	$ 247,541
		40,524,885
Housing Revenue Bonds — 3.18%
California CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson - Anaheim) Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,074,240
(Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	300,000	252,717
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	3,510,000	2,282,588
California Municipal Finance Authority Revenue
(Witmer Manor) Series A 4.875% 11/1/43	1,000,000	1,012,400
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,000,320
Series A 5.25% 5/15/49	850,000	850,170
Los Angeles, California Housing Authority Revenue
(Union Portfolio Project) Series A 3.25% 6/1/35	250,000	233,198
National Finance Authority Revenue
(Social Certificates) Series 4 3.811% 7/20/39 •	1,992,660	1,812,484
Santa Clara County, California Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31 (AMT)	715,000	716,194
		9,234,311
Industrial Development Revenue/Pollution ControlRevenue Bonds — 14.14%
California Community Choice Financing Authority Revenue
(Clean Energy Project)
5.00% 5/1/54 •	2,500,000	2,624,800
Series A-1 5.00% 12/1/53 •	1,500,000	1,552,875
Series C 5.25% 1/1/54 •	3,000,000	3,107,130
Series D 5.50% 5/1/54 •	2,000,000	2,098,980
6    NQ- V6 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series G 5.00% 11/1/55 •	2,000,000	$ 2,057,640
(Green Bonds)
Series E 5.00% 2/1/55 •	2,500,000	2,626,325
Series F 5.00% 2/1/55 •	3,500,000	3,705,590
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation - Stanislaus County Tobacco Funding Corporation) Series D 9.019% 6/1/55 ^	1,000,000	75,860
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series A 144A 9.50% 1/1/65 (AMT) #, •	3,500,000	3,392,445
California M-S-R Energy Authority Revenue
Series C 6.50% 11/1/39	1,905,000	2,248,700
Series C 7.00% 11/1/34	300,000	353,388
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	300,000	3
(Poseidon Resources (ChannelSide) LP Desalination Project) 144A 5.00% 11/21/45 (AMT) #	940,000	890,283
(Waste Management Project) Series A1 3.375% 7/1/25 (AMT)	1,000,000	999,350
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	47,000,000	2,820,940
Golden State, California Tobacco Securitization Settlement Revenue
(Capital Appreciation) Subordinate Series B-2 5.267% 6/1/66 ^	14,175,000	1,526,648
(Tobacco Settlement Asset-Backed) Series A-1 5.00% 6/1/51	3,500,000	3,425,205
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.596% 6/1/57 #, ^	8,500,000	524,025
Series F 144A 9.491% 6/1/57 #, ^	29,440,000	1,557,376
NQ- V6 [0525] 0725 (4640150)    7

Schedule of investments
Macquarie Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Long Beach, California Bond Finance Authority Natural Gas Purchase Revenue
Series A 5.50% 11/15/37	165,000	$ 181,246
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	750,000	885,315
Southern California Public Power Authority Revenue
(Natural Gas Project) Series A 5.00% 11/1/33	295,000	309,316
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.028% 6/1/46 ^	16,770,000	3,230,070
(Capital Appreciation - Third Subordinate Lien) Series D 7.487% 6/1/46 ^	5,270,000	881,513
		41,075,023
Lease Revenue Bonds — 5.03%
California Enterprise Development Authority Revenue
(Mead Valley Wellness Village Project) Series A 5.50% 11/1/59	2,500,000	2,701,300
California State Public Works Board Revenue
Series E 3.00% 10/1/36 (AG)	1,525,000	1,361,749
(Green Bonds) Series D 4.00% 5/1/47	1,000,000	905,990
(May Lee State Office Complex) Series A 5.00% 4/1/49	3,500,000	3,609,340
(Various Capital Projects)
Series B 4.00% 5/1/39	1,555,000	1,516,964
Series B 4.00% 5/1/46	1,000,000	913,150
Garden Grove, California Public Financing Authority Revenue
Series A 4.00% 4/1/54 (BAM)	1,500,000	1,313,940
Irvine, California Facilities Financing Authority Revenue
(Gateway Preserve Land Acquisition Project) 4.25% 5/1/53	2,500,000	2,289,525
		14,611,958
Local General Obligation Bonds — 2.63%
Alameda, California Oakland Unified School District
Series A 5.25% 8/1/48 (AG)	1,500,000	1,576,560
8    NQ- V6 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Anaheim City, California School District Capital Appreciation Election of 2002
4.58% 8/1/25 (NATL) ^	1,000,000	$ 994,550
Bass Lake, California Joint Union Elementary School District Election of 2006
4.40% 8/1/45 (AG) ^	2,025,000	773,206
Long Beach, California Community College District
Series D 3.00% 8/1/38	1,250,000	1,059,887
Palomar Health, California
Series B 4.00% 8/1/37	1,000,000	858,870
San Diego County, California Certificates of Participation Revenue
(County Public Health Laboratory and Capital Improvements) 5.00% 10/1/53	1,000,000	1,031,520
San Diego County, California Unified School District
(Dedicated Unlimited Ad Valorem Property Tax Bonds) Series G-3 4.00% 7/1/53	1,500,000	1,341,375
		7,635,968
Pre-Refunded/Escrowed to Maturity Bonds — 0.86%
California Health Facilities Financing Authority Revenue
(CommonSpirit Health) Series A 4.00% 4/1/49-30 §	55,000	57,871
California School Finance Authority Revenue
(Aspire Public Schools-Obligated Group) 144A 5.00% 8/1/41-25 #, §	25,000	25,065
(Escuela Popular Project) 144A 6.50% 7/1/50-27 #, §	160,000	170,770
Golden State, California Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/45-25 §, ¤	1,000,000	1,000,000
New Haven, California Unified School DistrictElection of 2014
Series A 5.00% 8/1/40-25 §	1,000,000	1,003,290
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport)
Series A 4.00% 5/1/49-29 (AMT) §	20,000	20,102
NQ- V6 [0525] 0725 (4640150)    9

Schedule of investments
Macquarie Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport)
Series E 4.00% 5/1/50-29 (AMT) §	215,000	$ 216,097
		2,493,195
Special Tax Revenue Bonds — 10.20%
City of Irvine, California Community Facilities District Revenue
(Great Park) 4.00% 9/1/58 (BAM)	750,000	665,145
Commonwealth of Puerto Rico Revenue
3.348% 11/1/43 •	5,378,708	3,233,948
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	5,687,763	5,462,596
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project) Series A 4.00% 9/1/58 (BAM)	1,205,000	1,074,245
Jurupa Valley, California Community Facilities District No. 36 Revenue
(Eastvale Area)
Series A 4.125% 9/1/42	200,000	180,080
Series A 4.25% 9/1/47	300,000	265,323
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	500,000	510,495
Orange County, California Community Facilities District No. 2023-1 Revenue
(Rienda Phase 2B) Series A 5.50% 8/15/53	500,000	516,260
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	4,820,000	4,414,108
Series A-1 5.00% 7/1/58	3,010,000	2,828,046
Series A-1 5.71% 7/1/46 ^	25,979,000	8,340,038
Series A-1 6.008% 7/1/51 ^	2,742,000	647,304
Series A-2 4.329% 7/1/40	1,595,000	1,489,427
		29,627,015
State General Obligation Bonds — 7.72%
California State
(Various Purpose)
4.125% 3/1/45	1,000,000	960,750
10    NQ- V6 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California State
(Various Purpose)
5.00% 9/1/39	2,350,000	$ 2,554,685
5.00% 3/1/45	1,000,000	1,055,620
5.25% 8/1/44	3,500,000	3,776,885
5.25% 10/1/50	2,500,000	2,637,625
5.50% 8/1/49	2,250,000	2,441,003
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/41	1,257,743	1,078,401
Series A-1 4.00% 7/1/46	3,154,636	2,594,625
State of California
(Various Purpose)
3.00% 3/1/46	3,250,000	2,499,673
4.00% 9/1/42	1,750,000	1,690,045
5.00% 4/1/32	1,000,000	1,120,700
		22,410,012
Transportation Revenue Bonds — 12.99%
Burbank-Glendale-Pasadena, California Airport Authority Brick Campaign Revenue
(Senior) Series B 4.375% 7/1/49 (AMT)	1,250,000	1,133,913
California Municipal Finance Authority Senior Lien Revenue
(LINXS APM Project) Series A 4.00% 12/31/47 (AMT)	1,750,000	1,453,147
City of Los Angeles, California Department of Airports Revenue
Series A 5.00% 5/15/33 (AMT)	1,545,000	1,632,555
Series A 5.50% 5/15/55 (AMT)	3,000,000	3,129,930
Series D 4.00% 5/15/41 (AMT)	3,000,000	2,768,730
Series D 5.25% 5/15/51	2,000,000	2,108,400
Series F 4.00% 5/15/49 (AMT)	2,200,000	1,898,842
Series H 4.00% 5/15/47 (AMT)	1,500,000	1,305,690
County of Sacramento, California Airport System Revenue
5.25% 7/1/54	1,285,000	1,334,562
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
Subseries B-1 3.95% 1/15/53	1,020,000	876,843
Subseries B-2 3.50% 1/15/53 (AG)	500,000	403,700
NQ- V6 [0525] 0725 (4640150)    11

Schedule of investments
Macquarie Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
(Junior Lien) Series C 4.00% 1/15/43	2,275,000	$ 2,157,837
(Senior Lien)
Series A 4.00% 1/15/46	1,000,000	940,930
Series A 4.00% 1/15/46 (BAM)	1,000,000	956,570
Port Authority of Guam Revenue
(Governmental) Series A 5.00% 7/1/48	375,000	364,811
Riverside County, California Transportation Commission Revenue
(RCTC 91 Express Lanes) Series B-1 3.00% 6/1/49	2,735,000	1,958,616
San Diego County, California Redevelopment Agency Revenue
(Centre City Redevelopment Project) Series A 6.40% 9/1/25	165,000	165,436
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (BAM) (AMT)	690,000	571,009
Series B 5.00% 7/1/37 (AMT)	1,000,000	1,008,730
(Private Activity) Series B 5.00% 7/1/46 (AMT)	1,500,000	1,490,265
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport)
Series A 4.00% 5/1/49 (AMT)	2,005,000	1,715,719
Series A 5.00% 5/1/42 (AMT)	2,430,000	2,404,582
Series E 4.00% 5/1/50 (AMT)	2,285,000	1,941,222
San Francisco City & County, California Airports Commission Revenue
(San Francisco International Airport)
Series A 5.25% 5/1/44 (AMT)	1,500,000	1,541,820
Series A 5.25% 5/1/55 (AMT)	2,440,000	2,469,329
		37,733,188
Water & Sewer Revenue Bonds — 1.42%
California Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds
(San Diego County Water Authority Desalination Project Pipeline) 144A 5.00% 11/21/45 #	250,000	247,433
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/45	1,000,000	$ 970,430
Series A 5.00% 1/1/46	885,000	855,476
San Francisco City & County, California Public Utilities Commission Wastewater Revenue
Series C 5.00% 10/1/54	2,000,000	2,052,040
		4,125,379
Total Municipal Bonds (cost $298,968,412)		285,409,479

Short-Term Investments — 0.69%
Variable Rate Demand Note — 0.69%
San Francisco, California Bay Area Toll Authority Revenue
(Variable Rate Bonds) Series I 2.45% 4/1/59 (LOC - TD Bank, N.A.)¤	2,000,000	2,000,000
Total Short-Term Investments (cost $2,000,000)		2,000,000
Total Value of Securities—98.95% (cost $300,968,412)		287,409,479

Receivables and Other Assets Net of Liabilities—1.05%		3,043,330
Net Assets Applicable to 27,468,791 Shares Outstanding—100.00%		$290,452,809
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2025, the aggregate value of Rule 144A securities was $43,749,193, which represents 15.06% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
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Schedule of investments
Macquarie Tax-Free California Fund
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2025.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
CSCDA – California Statewide Communities Development Authority
ICEF – Inner City Education Foundation
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
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